CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	$ (2,846,308)	¥ (20,122,604)	¥ (25,782,406)	¥ (45,375,234)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	227,689	1,609,700	1,124,011	1,119,049
Gain from disposal of equipment	(12,611)	(89,156)	0	(78,285)
Provision for (net recovery of) doubtful accounts	311,685	2,203,531	610,776	(841,242)
Provision for slow moving inventories	8,037	56,817	65,380	65,245
Amortization of right of use assets	199,237	1,408,551	0	0
Reversal of interest expense	(11,471)	(81,096)	0	0
Restricted shares issued for management and employees	(1,123,782)	(7,944,835)	(21,288,204)	(15,462,124)
Loss (income) from investment in unconsolidated entity	(65,473)	(462,879)	959,905	0
Impairment loss of investment in unconsolidated entity			0	4,037,736
Restricted shares issued for services	4,799	33,927	845,781	3,050,896
Changes in operating assets and liabilities:
Notes receivable	(156,612)	(1,107,205)	922,282	2,116,998
Trade accounts receivable	2,606,619	18,428,088	(40,461,376)	11,972,175
Inventories	(159,120)	(1,124,935)	(1,197,529)	(5,012,984)
Other receivable	(29,159)	(206,146)	(928,882)	(1,717,096)
Purchase advance	171,196	1,210,309	5,784,669	(296,903)
Contract assets	(3,810,332)	(26,938,013)	7,554,745	(127,325)
Prepaid expense	(772)	(5,457)	316,845	318,759
Trade accounts payable	1,160,675	8,205,660	(400,034)	(2,706,304)
Other payables	(3,338)	(23,600)	(861,620)	(179,507)
Deferred revenue			0	(1,174,585)
Advance from customers	476,119	3,366,033	(37,856)	27,756
Accrued payroll and employees' welfare	75,407	533,109	784,095	140,828
Accrued expenses	1,333	9,425	0	0
Taxes payable	(153,501)	(1,085,213)	1,748,934	(269,358)
Net cash used in operating activities	(739,873)	(5,230,676)	(32,212,172)	(19,569,820)
Cash flows from investing activities:
Investment in unconsolidated entity			(4,205,080)	(4,037,736)
Purchases of property and equipment	(12,161)	(85,974)	(1,735,956)	(1,503,410)
Proceeds from disposal of equipment	127	900	0	32,000
Payments for land use right			0	(1,361,969)
Repayments from loans to third parties	1,589,824	11,239,623	1,000,000	435,250
Payments made for loans to third parties	(1,340,928)	(9,480,000)	(4,000,000)	(1,960,000)
Payments and prepayments for construction in progress	(535,086)	(3,782,912)	(4,606,823)	(9,157,103)
Net cash used in investing activities	(298,224)	(2,108,363)	(13,547,859)	(17,552,968)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,346,586	9,520,000	2,500,000	45,000
Repayments of short-term bank loans	(353,620)	(2,500,000)	0	(45,000)
Proceeds from short-term borrowings	28,290	200,000	1,081,096	4,600,000
Repayments of short-term borrowings	(141,448)	(1,000,000)	0	(4,900,000)
Proceeds from sale of common stock, net of issuance costs	3,697,603	26,141,051	0	65,004,531
Refund of capital contribution by a non-controlling shareholder			(200,000)	0
Capital contribution by non-controlling shareholders	57,286	405,000	850,000	3,700,000
Net cash provided by financing activities	4,701,512	33,238,421	3,546,905	76,888,838
Effect of exchange rate fluctuation on cash	(11,906)	(84,203)	1,393,873	1,765,249
Net (decrease) increase in cash	3,651,509	25,815,179	(40,819,253)	41,531,299
Cash at beginning of year		4,521,325	45,340,578	45,340,578
Cash at end of year	4,291,042	30,336,504	4,521,325	45,340,578
Supplemental cash flow information
Cash paid during the period for interest	198,093	1,400,462	1,542,381	868,042
Cash paid (received) during the period for taxes	39,934	282,322	2,002	(22,671)
Non-cash investing and financing activities
Shares issued to settle salary payable			0	1,554,908
Issuance of common stock in exchange of shares of FGS, net of issuance			21,433,796	0
Investment payable in exchange of interest of FGS			6,400,000	0
Right-of-use assets obtained in exchange for operating lease obligations	173,834	1,228,963	0	0
Inventories used for fixed assets	57,956	409,735	0	0
Payable for construction in Progress	103,613	732,513	5,694,980	3,096,781
Receivable for disposal of property and equipment	15,559	110,000	0	81,900
Payable for issuance cost of common stock	53,000	374,696	0	0
Related Party [Member]
Changes in operating assets and liabilities:
Trade accounts receivable			(3,409,912)	0
Prepaid expense	30,779	217,600	(217,600)	0
Operating lease liabilities	200,772	1,419,402	0	0
Other payables	312,239	2,207,445	(920,584)	(102,563)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,463,319	17,415,000	5,000,000	20,188,318
Repayments of short-term borrowings	(2,290,753)	(16,195,000)	(5,000,000)	(21,332,036)
Proceeds from long-term borrowings-related party			0	10,000,000
Repayments of long-term borrowings-related party	$ (105,751)	¥ (747,630)	¥ (684,191)	¥ (371,975)